Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
11.	INTANGIBLE ASSETS, NET

	Computer software	Right-of-use Platform	Customer base	Technical know-how	Security Surveillance system	Intelligent Cloud Platform	Assets under construction - Cash Management Systems	Total
Cost
At December 31, 2023	$919,222	$114,659	$829,560	$486,112	$1,524,224	$1,604,580	$194,082	$5,672,439
Additions	123,122	-	-	-	-	-	-	123,122
Exchange differences	(1,724)	(3,176)	(22,972)	(13,462)	(42,210)	(469)	(858)	(84,871)
At December 31, 2024	$1,040,620	$111,483	$806,588	$472,650	$1,482,014	$1,604,111	$193,224	$5,710,690
Additions	2,837	-	-	-	-	-	-	2,837
Assets classified as held for sale	-	-	(243,950)	(480,930)	(1,507,977)	-	-	(2,232,857)
Exchange differences	84,156	4,801	28,611	8,280	25,963	3,237	17,264	172,312
At December 31, 2025	$1,127,613	$116,284	$591,249	$-	$-	$1,607,348	$210,488	$3,652,982

Accumulated amortization
As December 31, 2023	$830,600	$114,659	$706,271	$82,956	$699,123	$402,580	$-	$2,836,189
Amortization charged for the year	60,190	-	81,147	54,600	104,673	133,515	-	434,125
Impairment of intangible assets	-	-	-	-	-	-	188,797	188,797
Exchange differences	(2,107)	(3,176)	(20,789)	(3,125)	(20,947)	(3,655)	4,427	(49,372)
As December 31, 2024	$888,683	$111,483	$766,629	$134,431	$782,849	$532,440	$193,224	$3,409,739
Amortization charged for the year	38,123	-	40,658	54,715	90,698	133,550	-	357,744
Impairment of intangible assets	-	-	-	98,032	505,645	-	-	603,677
Assets classified as held for sale	-	-	(243,950)	(289,533)	(1,392,906)	-	-	(1,926,389)
Exchange differences	79,806	4,801	27,912	2,355	13,714	5,215	17,264	151,067
As December 31, 2025	$1,006,612	$116,284	$591,249	$-	$-	$671,205	$210,488	$2,595,838

Net book value
At December 31, 2024	$151,937	$-	$39,959	$338,219	$699,165	$1,071,671	$-	$2,300,951
At December 31, 2025	$121,001	$-	$-	$-	$-	$936,143	$-	$1,057,144

The Company recognized impairment loss on the technical know-how and security surveillance system related intangible assets of $603,677 from Beijing Wanjia during the year ended December 31, 2025, and the amount has been reclassified to net loss from discontinued operations. The Company recognized impairment loss on the cash management related intangible assets of $188,797 during the year ended December 31, 2024.